Fair Value (Assets and Liabilities Measured at Fair Value by Level on Recurring Basis) (Detail) - JPY (¥)	Mar. 31, 2023	Mar. 31, 2022
Assets
Trading derivative assets	¥ 12,911,000,000,000	¥ 10,534,000,000,000
Available-for-sale debt securities, Fair value	35,740,802,000,000	45,798,442,000,000
Equity securities	5,001,048,000,000	5,422,200,000,000
Liabilities
Trading derivative liabilities	13,833,000,000,000	10,895,000,000,000
Obligation to return securities received as collateral	6,891,545,000,000	6,826,215,000,000
Interest rate contracts
Assets
Trading derivative assets	7,445,000,000,000	5,445,000,000,000
Liabilities
Trading derivative liabilities	8,697,000,000,000	5,652,000,000,000
Foreign exchange contracts
Assets
Trading derivative assets	5,281,000,000,000	4,803,000,000,000
Liabilities
Trading derivative liabilities	5,018,000,000,000	4,908,000,000,000
Equity contracts
Assets
Trading derivative assets	90,000,000,000	151,000,000,000
Liabilities
Trading derivative liabilities	128,000,000,000	277,000,000,000
Commodity contracts
Assets
Trading derivative assets	10,000,000,000	22,000,000,000
Liabilities
Trading derivative liabilities	10,000,000,000	22,000,000,000
Credit derivatives
Assets
Trading derivative assets	80,000,000,000	103,000,000,000
Liabilities
Trading derivative liabilities	90,000,000,000	101,000,000,000
Other
Assets
Trading derivative assets	5,000,000,000	10,000,000,000
Liabilities
Trading derivative liabilities	(110,000,000,000)	(65,000,000,000)
Japanese national government and Japanese government agency bonds
Assets
Available-for-sale debt securities, Fair value	26,046,603,000,000	34,327,764,000,000
Japanese prefectural and municipal bonds
Assets
Available-for-sale debt securities, Fair value	2,759,941,000,000	4,146,144,000,000
Foreign government and official institution bonds
Assets
Available-for-sale debt securities, Fair value	2,922,742,000,000	2,631,343,000,000
Corporate bonds
Assets
Available-for-sale debt securities, Fair value	1,058,161,000,000	1,090,148,000,000
Residential mortgage-backed securities
Assets
Available-for-sale debt securities, Fair value	1,110,254,000,000	900,407,000,000
Asset-backed securities
Assets
Available-for-sale debt securities, Fair value	1,430,315,000,000	1,588,420,000,000
Other debt securities
Assets
Available-for-sale debt securities, Fair value	412,786,000,000	103,579,000,000
Commercial paper
Assets
Available-for-sale debt securities, Fair value		1,010,637,000,000
Fair Value, Measurements, Recurring
Assets
Trading account assets:	33,026,942,000,000	31,967,627,000,000
Trading derivative assets	12,901,727,000,000	10,521,431,000,000
Loans held for sale	13,820,000,000
Available-for-sale debt securities, Fair value	35,740,802,000,000	45,798,442,000,000
Equity securities	4,538,354,000,000	5,042,026,000,000
Other	2,476,293,000,000	1,477,532,000,000
Assets held for sale		3,291,343,000,000
Assets held for sale:
Investment securities		3,188,257,000,000
Other		103,086,000,000
Total	88,697,938,000,000	98,098,401,000,000
Liabilities
Trading securities sold, not yet purchased	234,907,000,000	59,826,000,000
Trading derivative liabilities	13,943,368,000,000	10,959,220,000,000
Obligation to return securities received as collateral	6,891,545,000,000	6,826,215,000,000
Other	387,145,000,000	541,598,000,000
Disposal group, including discontinued operation, liabilities		53,199,000,000
Liabilities held for sale:
Other		53,199,000,000
Total	21,456,965,000,000	18,440,058,000,000
Fair Value, Measurements, Recurring | Dispositions of certain business of MUAH
Assets
Trading account assets:	2,685,906,000,000	2,904,839,000,000
Fair Value, Measurements, Recurring | Dispositions of certain business of MUAH | NAV of private equity funds
Liabilities held for sale:
Investment securities valued at net asset value	225,972,000,000	179,278,000,000
Unfunded commitments	172,562,000,000	110,360,000,000
Fair Value, Measurements, Recurring | Level 1
Assets
Trading account assets:	19,098,208,000,000	17,170,976,000,000
Trading derivative assets	84,406,000,000	201,860,000,000
Loans held for sale	0
Available-for-sale debt securities, Fair value	25,236,359,000,000	32,672,696,000,000
Equity securities	4,362,017,000,000	4,834,102,000,000
Other	1,535,446,000,000	1,434,046,000,000
Assets held for sale		421,450,000,000
Assets held for sale:
Investment securities		409,618,000,000
Other		11,832,000,000
Total	50,316,436,000,000	56,735,130,000,000
Liabilities
Trading securities sold, not yet purchased	232,287,000,000	57,371,000,000
Trading derivative liabilities	163,129,000,000	217,570,000,000
Obligation to return securities received as collateral	6,664,578,000,000	6,670,482,000,000
Other	0	0
Disposal group, including discontinued operation, liabilities		852,000,000
Liabilities held for sale:
Other		852,000,000
Total	7,059,994,000,000	6,946,275,000,000
Fair Value, Measurements, Recurring | Level 1 | Dispositions of certain business of MUAH
Assets
Trading account assets:	1,241,446,000,000	1,633,726,000,000
Fair Value, Measurements, Recurring | Level 2
Assets
Trading account assets:	12,746,415,000,000	13,998,654,000,000
Trading derivative assets	12,674,978,000,000	10,204,531,000,000
Loans held for sale	13,820,000,000
Available-for-sale debt securities, Fair value	10,250,511,000,000	12,912,810,000,000
Equity securities	101,576,000,000	152,041,000,000
Other	848,596,000,000	38,574,000,000
Assets held for sale		2,791,372,000,000
Assets held for sale:
Investment securities		2,713,377,000,000
Other		77,995,000,000
Total	36,635,896,000,000	40,097,982,000,000
Liabilities
Trading securities sold, not yet purchased	2,620,000,000	2,455,000,000
Trading derivative liabilities	13,718,992,000,000	10,697,699,000,000
Obligation to return securities received as collateral	158,763,000,000	155,733,000,000
Other	313,482,000,000	525,135,000,000
Disposal group, including discontinued operation, liabilities		50,744,000,000
Liabilities held for sale:
Other		50,744,000,000
Total	14,193,857,000,000	11,431,766,000,000
Fair Value, Measurements, Recurring | Level 2 | Dispositions of certain business of MUAH
Assets
Trading account assets:	1,266,344,000,000	1,103,907,000,000
Fair Value, Measurements, Recurring | Level 3
Assets
Trading account assets:	1,182,319,000,000	797,997,000,000
Trading derivative assets	142,343,000,000	115,040,000,000
Loans held for sale	0
Available-for-sale debt securities, Fair value	253,932,000,000	212,936,000,000
Equity securities	74,761,000,000	55,883,000,000
Other	92,251,000,000	4,912,000,000
Assets held for sale		78,521,000,000
Assets held for sale:
Investment securities		65,262,000,000
Other		13,259,000,000
Total	1,745,606,000,000	1,265,289,000,000
Liabilities
Trading securities sold, not yet purchased	0	0
Trading derivative liabilities	61,247,000,000	43,951,000,000
Obligation to return securities received as collateral	68,204,000,000	0
Other	73,663,000,000	16,463,000,000
Disposal group, including discontinued operation, liabilities		1,603,000,000
Liabilities held for sale:
Other		1,603,000,000
Total	203,114,000,000	62,017,000,000
Fair Value, Measurements, Recurring | Level 3 | Dispositions of certain business of MUAH
Assets
Trading account assets:	178,116,000,000	167,206,000,000
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds
Assets
Available-for-sale debt securities, Fair value	26,046,603,000,000	34,327,764,000,000
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds | Debt securities
Assets
Trading account assets:	6,422,025,000,000	8,271,741,000,000
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds | Level 1
Assets
Available-for-sale debt securities, Fair value	23,292,055,000,000	30,989,319,000,000
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds | Level 1 | Debt securities
Assets
Trading account assets:	6,092,523,000,000	7,927,707,000,000
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds | Level 2
Assets
Available-for-sale debt securities, Fair value	2,754,548,000,000	3,338,445,000,000
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds | Level 2 | Debt securities
Assets
Trading account assets:	329,502,000,000	344,034,000,000
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds | Level 3
Assets
Available-for-sale debt securities, Fair value	0	0
Fair Value, Measurements, Recurring | Japanese national government and Japanese government agency bonds | Level 3 | Debt securities
Assets
Trading account assets:	0	0
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds
Assets
Available-for-sale debt securities, Fair value	2,759,941,000,000	4,146,144,000,000
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds | Debt securities
Assets
Trading account assets:	279,168,000,000	132,097,000,000
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds | Level 1
Assets
Available-for-sale debt securities, Fair value	0	0
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds | Level 1 | Debt securities
Assets
Trading account assets:	0	0
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds | Level 2
Assets
Available-for-sale debt securities, Fair value	2,759,941,000,000	4,146,144,000,000
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds | Level 2 | Debt securities
Assets
Trading account assets:	279,168,000,000	132,097,000,000
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds | Level 3
Assets
Available-for-sale debt securities, Fair value	0	0
Fair Value, Measurements, Recurring | Japanese prefectural and municipal bonds | Level 3 | Debt securities
Assets
Trading account assets:	0	0
Fair Value, Measurements, Recurring | Foreign government and official institution bonds
Assets
Available-for-sale debt securities, Fair value	2,922,742,000,000	2,631,343,000,000
Fair Value, Measurements, Recurring | Foreign government and official institution bonds | Debt securities
Assets
Trading account assets:	12,255,133,000,000	8,079,219,000,000
Fair Value, Measurements, Recurring | Foreign government and official institution bonds | Level 1
Assets
Available-for-sale debt securities, Fair value	1,944,304,000,000	1,683,377,000,000
Fair Value, Measurements, Recurring | Foreign government and official institution bonds | Level 1 | Debt securities
Assets
Trading account assets:	11,760,274,000,000	7,606,345,000,000
Fair Value, Measurements, Recurring | Foreign government and official institution bonds | Level 2
Assets
Available-for-sale debt securities, Fair value	978,438,000,000	936,076,000,000
Fair Value, Measurements, Recurring | Foreign government and official institution bonds | Level 2 | Debt securities
Assets
Trading account assets:	493,691,000,000	471,163,000,000
Fair Value, Measurements, Recurring | Foreign government and official institution bonds | Level 3
Assets
Available-for-sale debt securities, Fair value	0	11,890,000,000
Fair Value, Measurements, Recurring | Foreign government and official institution bonds | Level 3 | Debt securities
Assets
Trading account assets:	1,168,000,000	1,711,000,000
Fair Value, Measurements, Recurring | Corporate bonds
Assets
Available-for-sale debt securities, Fair value	1,058,161,000,000	1,090,148,000,000
Fair Value, Measurements, Recurring | Corporate bonds | Debt securities
Assets
Trading account assets:	2,256,389,000,000	2,668,750,000,000
Fair Value, Measurements, Recurring | Corporate bonds | Level 1
Assets
Available-for-sale debt securities, Fair value	0	0
Fair Value, Measurements, Recurring | Corporate bonds | Level 1 | Debt securities
Assets
Trading account assets:	3,965,000,000	3,198,000,000
Fair Value, Measurements, Recurring | Corporate bonds | Level 2
Assets
Available-for-sale debt securities, Fair value	1,056,191,000,000	1,087,059,000,000
Fair Value, Measurements, Recurring | Corporate bonds | Level 2 | Debt securities
Assets
Trading account assets:	2,252,424,000,000	2,664,869,000,000
Fair Value, Measurements, Recurring | Corporate bonds | Level 3
Assets
Available-for-sale debt securities, Fair value	1,970,000,000	3,089,000,000
Fair Value, Measurements, Recurring | Corporate bonds | Level 3 | Debt securities
Assets
Trading account assets:	0	683,000,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities
Assets
Available-for-sale debt securities, Fair value	1,110,254,000,000	900,407,000,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities | Debt securities
Assets
Trading account assets:	4,978,709,000,000	6,792,386,000,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities | Level 1
Assets
Available-for-sale debt securities, Fair value	0	0
Fair Value, Measurements, Recurring | Residential mortgage-backed securities | Level 1 | Debt securities
Assets
Trading account assets:	0	0
Fair Value, Measurements, Recurring | Residential mortgage-backed securities | Level 2
Assets
Available-for-sale debt securities, Fair value	1,110,239,000,000	900,392,000,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities | Level 2 | Debt securities
Assets
Trading account assets:	4,978,709,000,000	6,792,386,000,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities | Level 3
Assets
Available-for-sale debt securities, Fair value	15,000,000	15,000,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities | Level 3 | Debt securities
Assets
Trading account assets:	0	0
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities | Debt securities
Assets
Trading account assets:	4,627,000,000	7,402,000,000
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities | Level 1 | Debt securities
Assets
Trading account assets:	0	0
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities | Level 2 | Debt securities
Assets
Trading account assets:	4,627,000,000	7,402,000,000
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities | Level 3 | Debt securities
Assets
Trading account assets:	0	0
Fair Value, Measurements, Recurring | Asset-backed securities
Assets
Available-for-sale debt securities, Fair value	1,430,315,000,000	1,588,420,000,000
Fair Value, Measurements, Recurring | Asset-backed securities | Debt securities
Assets
Trading account assets:	1,879,292,000,000	1,526,106,000,000
Fair Value, Measurements, Recurring | Asset-backed securities | Level 1
Assets
Available-for-sale debt securities, Fair value	0	0
Fair Value, Measurements, Recurring | Asset-backed securities | Level 1 | Debt securities
Assets
Trading account assets:	0	0
Fair Value, Measurements, Recurring | Asset-backed securities | Level 2
Assets
Available-for-sale debt securities, Fair value	1,247,377,000,000	1,464,041,000,000
Fair Value, Measurements, Recurring | Asset-backed securities | Level 2 | Debt securities
Assets
Trading account assets:	1,210,381,000,000	1,210,875,000,000
Fair Value, Measurements, Recurring | Asset-backed securities | Level 3
Assets
Available-for-sale debt securities, Fair value	182,938,000,000	124,379,000,000
Fair Value, Measurements, Recurring | Asset-backed securities | Level 3 | Debt securities
Assets
Trading account assets:	668,911,000,000	315,231,000,000
Fair Value, Measurements, Recurring | Other debt securities
Assets
Available-for-sale debt securities, Fair value	412,786,000,000	103,579,000,000
Fair Value, Measurements, Recurring | Other debt securities | Debt securities
Assets
Trading account assets:	334,124,000,000	313,166,000,000
Fair Value, Measurements, Recurring | Other debt securities | Level 1
Assets
Available-for-sale debt securities, Fair value	0	0
Fair Value, Measurements, Recurring | Other debt securities | Level 1 | Debt securities
Assets
Trading account assets:	0	0
Fair Value, Measurements, Recurring | Other debt securities | Level 2
Assets
Available-for-sale debt securities, Fair value	343,777,000,000	30,016,000,000
Fair Value, Measurements, Recurring | Other debt securities | Level 2 | Debt securities
Assets
Trading account assets:	0	0
Fair Value, Measurements, Recurring | Other debt securities | Level 3
Assets
Available-for-sale debt securities, Fair value	69,009,000,000	73,563,000,000
Fair Value, Measurements, Recurring | Other debt securities | Level 3 | Debt securities
Assets
Trading account assets:	334,124,000,000	313,166,000,000
Fair Value, Measurements, Recurring | Commercial paper
Assets
Available-for-sale debt securities, Fair value		1,010,637,000,000
Fair Value, Measurements, Recurring | Commercial paper | Debt securities
Assets
Trading account assets:	1,931,569,000,000	1,271,921,000,000
Fair Value, Measurements, Recurring | Commercial paper | Level 1
Assets
Available-for-sale debt securities, Fair value		0
Fair Value, Measurements, Recurring | Commercial paper | Level 1 | Debt securities
Assets
Trading account assets:	0	0
Fair Value, Measurements, Recurring | Commercial paper | Level 2
Assets
Available-for-sale debt securities, Fair value		1,010,637,000,000
Fair Value, Measurements, Recurring | Commercial paper | Level 2 | Debt securities
Assets
Trading account assets:	1,931,569,000,000	1,271,921,000,000
Fair Value, Measurements, Recurring | Commercial paper | Level 3
Assets
Available-for-sale debt securities, Fair value		0
Fair Value, Measurements, Recurring | Commercial paper | Level 3 | Debt securities
Assets
Trading account assets:	0	0
Fair Value, Measurements, Recurring | Marketable equity securities
Assets
Equity securities	4,463,593,000,000	4,986,143,000,000
Fair Value, Measurements, Recurring | Marketable equity securities | Level 1
Assets
Equity securities	4,362,017,000,000	4,834,102,000,000
Fair Value, Measurements, Recurring | Marketable equity securities | Level 2
Assets
Equity securities	101,576,000,000	152,041,000,000
Fair Value, Measurements, Recurring | Marketable equity securities | Level 3
Assets
Equity securities	0	0
Fair Value, Measurements, Recurring | Nonmarketable equity securities
Assets
Equity securities	74,761,000,000	55,883,000,000
Fair Value, Measurements, Recurring | Nonmarketable equity securities | Real estate funds
Liabilities held for sale:
Investment securities valued at net asset value	29,308,000,000	30,142,000,000
Unfunded commitments	1,305,000,000	1,011,000,000
Fair Value, Measurements, Recurring | Nonmarketable equity securities | Private equity and other funds
Liabilities held for sale:
Investment securities valued at net asset value	51,458,000,000	39,462,000,000
Unfunded commitments	0	0
Fair Value, Measurements, Recurring | Nonmarketable equity securities | Level 1
Assets
Equity securities	0	0
Fair Value, Measurements, Recurring | Nonmarketable equity securities | Level 2
Assets
Equity securities	0	0
Fair Value, Measurements, Recurring | Nonmarketable equity securities | Level 3
Assets
Equity securities	74,761,000,000	55,883,000,000
Fair Value, Measurements, Recurring | Interest rate contracts
Assets
Trading derivative assets	7,445,535,000,000	5,444,683,000,000
Liabilities
Trading derivative liabilities	8,696,888,000,000	5,651,690,000,000
Fair Value, Measurements, Recurring | Interest rate contracts | Level 1
Assets
Trading derivative assets	40,013,000,000	121,584,000,000
Liabilities
Trading derivative liabilities	85,641,000,000	19,841,000,000
Fair Value, Measurements, Recurring | Interest rate contracts | Level 2
Assets
Trading derivative assets	7,311,689,000,000	5,268,790,000,000
Liabilities
Trading derivative liabilities	8,566,043,000,000	5,615,033,000,000
Fair Value, Measurements, Recurring | Interest rate contracts | Level 3
Assets
Trading derivative assets	93,833,000,000	54,309,000,000
Liabilities
Trading derivative liabilities	45,204,000,000	16,816,000,000
Fair Value, Measurements, Recurring | Foreign exchange contracts
Assets
Trading derivative assets	5,276,134,000,000	4,800,813,000,000
Liabilities
Trading derivative liabilities	5,017,957,000,000	4,907,168,000,000
Fair Value, Measurements, Recurring | Foreign exchange contracts | Level 1
Assets
Trading derivative assets	3,909,000,000	2,514,000,000
Liabilities
Trading derivative liabilities	1,679,000,000	4,017,000,000
Fair Value, Measurements, Recurring | Foreign exchange contracts | Level 2
Assets
Trading derivative assets	5,258,511,000,000	4,788,739,000,000
Liabilities
Trading derivative liabilities	5,013,909,000,000	4,901,054,000,000
Fair Value, Measurements, Recurring | Foreign exchange contracts | Level 3
Assets
Trading derivative assets	13,714,000,000	9,560,000,000
Liabilities
Trading derivative liabilities	2,369,000,000	2,097,000,000
Fair Value, Measurements, Recurring | Equity contracts
Assets
Trading derivative assets	89,760,000,000	150,948,000,000
Liabilities
Trading derivative liabilities	128,493,000,000	277,077,000,000
Fair Value, Measurements, Recurring | Equity contracts | Level 1
Assets
Trading derivative assets	40,484,000,000	77,762,000,000
Liabilities
Trading derivative liabilities	75,809,000,000	193,712,000,000
Fair Value, Measurements, Recurring | Equity contracts | Level 2
Assets
Trading derivative assets	28,617,000,000	47,207,000,000
Liabilities
Trading derivative liabilities	48,953,000,000	80,806,000,000
Fair Value, Measurements, Recurring | Equity contracts | Level 3
Assets
Trading derivative assets	20,659,000,000	25,979,000,000
Liabilities
Trading derivative liabilities	3,731,000,000	2,559,000,000
Fair Value, Measurements, Recurring | Commodity contracts
Assets
Trading derivative assets	9,925,000,000	22,072,000,000
Liabilities
Trading derivative liabilities	9,817,000,000	22,029,000,000
Fair Value, Measurements, Recurring | Commodity contracts | Level 1
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair Value, Measurements, Recurring | Commodity contracts | Level 2
Assets
Trading derivative assets	17,000,000	88,000,000
Liabilities
Trading derivative liabilities	0	0
Fair Value, Measurements, Recurring | Commodity contracts | Level 3
Assets
Trading derivative assets	9,908,000,000	21,984,000,000
Liabilities
Trading derivative liabilities	9,817,000,000	22,029,000,000
Fair Value, Measurements, Recurring | Credit derivatives
Assets
Trading derivative assets	79,945,000,000	102,515,000,000
Liabilities
Trading derivative liabilities	90,149,000,000	100,885,000,000
Fair Value, Measurements, Recurring | Credit derivatives | Level 1
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair Value, Measurements, Recurring | Credit derivatives | Level 2
Assets
Trading derivative assets	76,144,000,000	99,707,000,000
Liabilities
Trading derivative liabilities	90,087,000,000	100,806,000,000
Fair Value, Measurements, Recurring | Credit derivatives | Level 3
Assets
Trading derivative assets	3,801,000,000	2,808,000,000
Liabilities
Trading derivative liabilities	62,000,000	79,000,000
Fair Value, Measurements, Recurring | Other
Assets
Trading derivative assets	428,000,000	400,000,000
Liabilities
Trading derivative liabilities	64,000,000	371,000,000
Fair Value, Measurements, Recurring | Other | Level 1
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair Value, Measurements, Recurring | Other | Level 2
Assets
Trading derivative assets	0	0
Liabilities
Trading derivative liabilities	0	0
Fair Value, Measurements, Recurring | Other | Level 3
Assets
Trading derivative assets	428,000,000	400,000,000
Liabilities
Trading derivative liabilities	¥ 64,000,000	¥ 371,000,000